Stock-Based Compensation (Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term of option (in years)	6 years	6 years
Expected volatility	19.97%	23.02%
Dividend yield	5.05%	4.14%
Risk-free interest rate	(0.16%)	(0.07%)